Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	$ 3,145	$ 2,489
Items that may be reclassified to profit
Currency translation differences (net of taxes of $40 and $(46))	393	(203)
Change in fair value of debt securities (net of taxes of $nil)	0
Change in fair value of available-for-sale financial instruments) (net of taxes of $2)		(10)
Share of other comprehensive loss of associates and joint ventures (Note 15)		(1)
Items that may be reclassified to profit	393	(214)
Items that will not be reclassified to profit
Change in fair value of marketable equity securities (net of taxes of $1 and $nil)	(9)
Remeasurements of retirement benefit plans (net of taxes of $(2) and $(55))	8	129
Items that will not be reclassified to profit	(1)	129
Other comprehensive income	392	(85)
Total comprehensive income for the year	3,537	2,404
Total other comprehensive income (loss) attributable to:
Shareholders of the company	382	(77)
Non-controlling interests	10	(8)
Other comprehensive income	392	(85)
Total comprehensive income attributable to:
Shareholders of the company	3,489	2,383
Non-controlling interests	48	21
Consolidated comprehensive income, net of tax	$ 3,537	$ 2,404